Cash and Cash Equivalents	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents
NOTE 7	Cash and cash equivalents
As of December 31, 2023 and December 31, 2022, cash and cash equivalents were comprised as follows:

(In thousands)	December 31, 2023		December 31, 2022
Cash	R$	11	R$	—
Bank balances		10,885		3,541
Deposits (*)		153,199		—

Total	R$	164,095	R$	3,541

*
Represent investments in Bank Deposit Certificates -CDB, and third-party commitments, with remuneration linked to the Interbank Deposit Certificate -CDI, on December 31, 2023 with an average yield of 94.74% of the CDI, without risk of significant change in value and with immediate liquidity, which are maintained for the purpose of meeting short-term cash commitments related to new business initiatives and acquisitions and early amortization of financial liabilities.

Boa Vista Servicos S A [member]
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents
6	Cash and cash equivalents
As of August 7, 2023 and December 31, 2022, cash and cash equivalents were comprised as follows:

	August 7,	December 31,
	2023	2022
Cash	11	11
Bank balances	7,155	253
Deposits (*)	1,167,823	1,382,004

Total	1,174,989	1,382,268

(*)
Represent investments in Bank Deposit Certificates – CDB, with remuneration linked to the Interbank Deposit Certificate – CDI, as of August 7, 2023 and December 31, 2022 with an average yield of 103.05% of CDI (December 31, 2022 – 102.88% of CDI), with no risk of significant change in value and immediate liquidity, that are held for the purpose of meeting short-term cash commitments related to new business initiatives, acquisitions and other obligations arising from current liabilities.